ENTITY-WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2015
ENTITY-WIDE DISCLOSURES [Abstract]
ENTITY-WIDE DISCLOSURES

NOTE 12:-	ENTITY-WIDE DISCLOSURES

Revenues by geographical areas were as follows:

	Year ended December 31,
	2015	2014	2013

North America	$36,236	$25,993	$17,529
Europe	7,795	6,085	4,322
Far East	1,930	1,532	1,774
Israel	662	817	761
Other	1,545	1,225	811

	$48,168	$35,652	$25,197

For the year ended December 31, 2015, one of the Company's customers accounted for approximately 12.6% of its revenues. For the years ended December 31, 2014 and 2013, no single customer accounted more than 10% of the Company's total revenues.

All of the Company's long-lived assets are located in Israel apart for assets in insignificant amounts which are located elsewhere.